Unaudited Condensed Statement of Changes in Stockholder's Equity (Deficit) (Parenthetical) - shares	Jan. 19, 2021	Jan. 11, 2021
Subsequent Event [Member]
Common stock, shares subject to forfeiture		900,000
Common stock dividend, shares		1,150,000
Common stock, shares issued		6,900,000
Common stock, shares outstanding		6,900,000
Common stock, shares not subject to forfeiture	900,000	1,150,000
Common Stock | Subsequent Event [Member]
Common stock, shares subject to forfeiture		900,000
Common stock dividend, shares		1,150,000
Common stock, shares issued		6,900,000
Common stock, shares outstanding		6,900,000
Common stock, shares not subject to forfeiture	900,000